INTEREST INCOME, NET	12 Months Ended
Dec. 31, 2022
INTEREST INCOME, NET
INTEREST INCOME, NET

17. INTEREST INCOME, NET

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Interest income	383,116	385,375	769,094
Interest expense	(188,364)	(6,105)	(14,053)
Bank charges	(30,963)	(18,952)	(11,124)
Others	(189)	(5,751)	(433)
Total	163,600	354,567	743,484